(LOSS) PROFIT BEFORE INCOME TAX	12 Months Ended
Dec. 31, 2024
Loss Profit Before Income Tax
(LOSS) PROFIT BEFORE INCOME TAX

20	(LOSS) PROFIT BEFORE INCOME TAX

(Loss) profit before income tax is arrived at after charging:

	2024	2023	2022
	USD	USD	USD

Cost of revenue	16,282,109	23,071,638	35,423,411
Depreciation expenses of:
- Property, plant and equipment	414,022	863,287	707,747
- Right-of-use assets	83,314	99,360	105,479
Amortization of intangible assets	954,598	950,624	904,315
(Reversal of) Provision for allowance for expected credit losses on trade receivables	(315,976)	253,459	73,537
Write-down of inventories, included in cost of revenue	1,060,259	1,933,391	-
Impairment loss recognized on property, plant and equipment	794,986	4,244,688	-
Impairment loss recognized on intangible assets	3,643,422	-	-
Auditor’s remuneration	210,068	204,246	212,268
Employee benefits expenses (including directors’ remuneration):
- Salaries and allowances	2,770,822	3,375,361	3,877,068
- Pension scheme contribution	189,713	264,116	396,232